Fire From Ice, Inc.
formerly Roman Acquisition Corporation
42 Brittanic Crescent
Sovereign Island, QLD, 4216
Phone: 310-994-7988
Fax: 772-539-8372

July 6, 2009

John T. Archfield
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E., Mail Stop 3561
Washington, DC. 20549

RE: File No.: 000-52920

Dear Mr. Archfield,

With respect to the SEC’s June 24, 2009 comment letter, please accept this, our cover letter, and accompanying amended 8-K as the Company’s official response.

SEC COMMENT NUMBER 1:

We note your disclosure that none of Moore & Associates reports on your financial statement from your August 27, 2007 inception through June 17, 2009 contained any disagreements and reissue our comment.  In a separate and pursuant to Item 304(a)(1)(iv) of the Regulation S-K, please revise your disagreements disclosure to state whether, during the period from your inception on August 27, 2007 through October 31, 2007, your fiscal year ended October 31, 2008, and the disagreements with your former accountant on any matter of accounts principles or practices, financial statement disclosure, or auditing  scope or procedure, which disagreements, if not resolved to the satisfaction of the former accountant, would have caused it to make reference to the subject matter of the disagreement in connection with its report. Please be advised that Item 304(a)(1)(iv) of Regulation S-K does not solely pertain to the reports that have been issued by your former accountant.

COMPANY’S RESPONSE:

The Company has revised and filed an Amended 8-K.

SEC COMMENT NUMBER 2:

We note the going concern disclosure in your amended 8-K that states the Company’s October 31, 2007 and 2008 financial statements were prepared by Moore & Associates, Chartered. Please tell us if Moore & Associates, Chartered prepared and audited these financial statements and, if so, explain to us how you considered Rule 2-01(c)(4) of Regulation S-X in determining that your auditors were independent.

COMPANY’S RESPONSE

The Company’s financials for its October 31, 2007 and 2008 8-Ks were prepared by the Company’s administrator and legal counsel Bryan R. Clark, Esq. Once prepared, the Company’s financial statements in its October 31, 2007 and 2008 8-Ks were independently audited by Moore & Associates, Chartered; thus meeting the test of Rule 2-01(c)(4) of Regulation S-X.

SEC COMMENT NUMBER 3:

Please provide for the former accountant with a copy of your extended disclosure in the amended 8-K and request the former accountant furnish you with a letter addressed to the Commission pursuant to Item 304(a)(3) of Regulation S-K.

COMPANY’S RESPONSE:

Please see the former accountant’s letter, marked Exhibit 16.1, addressed to the Commission pursuant to Item 304(a)(3) of Regulation S-K.

SEC COMMENT NUMBER 4:

Form NT-10Q filed June 16, 2009; We note you filed a Form 12b-25 on June 16, 2009, and that it is now past the fifth calendar day following the prescribed due date of your April 30, 2009 Form 10-Q. Please tell us when you plan to file your delinquent quarterly Exchange Act report.

COMPANY’S RESPONSE:

The Company filed this 10-Q on June 24, 2009.

By: /s/ Robert Smith
Robert Smith
Corporate Secretary
Direct Ph: 772-794-2804
Fax: 772-539-8372
E-mail: rsmith@rkscapital.com